Annual Fund Operating Expenses	Oct. 08, 2025
T. Rowe Price Active Core International Equity ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	(0.20%)	[1]
Net Expenses (as a percentage of Assets)	0.00%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 30, 2027
T. Rowe Price Active Core U.S. Equity ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.14%
Fee Waiver or Reimbursement	(0.14%)	[2]
Net Expenses (as a percentage of Assets)	0.00%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 30, 2027
T. Rowe Price Emerging Markets Equity Research ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.40%
T. Rowe Price High Income Municipal ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.32%
T. Rowe Price Innovation Leaders ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
T. Rowe Price Long Municipal Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.26%
T. Rowe Price Multi-Sector Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.37%
T. Rowe Price Short Municipal Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.18%

[1]	T. Rowe Price Associates, Inc., has contractually agreed through January 30, 2027, to waive and/or bear all the fees and expenses, which encompasses the fund’s first year of operations. Before January 30, 2027, the waiver may only be amended or terminated with approval by the fund’s Board of Directors. The amounts waived are not subject to recoupment and/or reimbursement.
[2]	T. Rowe Price Associates, Inc., has contractually agreed through January 30, 2027, to waive and/or bear all the fees and expenses, which encompasses the fund’s first year of operations. Before January 30, 2027, the waiver may only be amended or terminated with approval by the fund’s Board of Directors. The amounts waived are not subject to recoupment and/or reimbursement.